December 30, 2003

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Attention:        Office of Filings, Information & Consumer Services

         RE:      Gabelli Equity Series Funds, Inc. (the "Fund")
                  File Nos. 33-41913 and 811-06367

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Fund's combined Prospectus for The Gabelli Small Cap Growth Fund and The Gabelli Equity Income Fund (relating to Class A Shares, Class B Shares and Class C Shares) does not differ from that contained in Post-Effective Amendment No. 14 (the "Amendment") to the Fund's Registration Statement on Form N-1A. The Amendment was filed electronically on January 31, 2003 (Accession #0000935069-03-000085).

         If you have any questions concerning this filing, you may contact the undersigned at (617) 338-5176.


                                                      Very truly yours,

                                                      /s/ Jennifer A. English
                                                      Jennifer A. English
                                                      Regulatory Administrator

cc:      B. Alpert - Gabelli Funds, LLC
         J. McKee - Gabelli Funds, LLC
         R. Prins - Skadden, Arps, Slate, Meagher & Flom
         T. Hamlin
         L. Dowd